Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.80%	0.80%	0.80%
United States Real GDP year-over-year growth	0.70%	0.90%	0.70%
Canadian unemployment rate	5.80%	5.70%	5.50%
United States unemployment rate	4.20%	4.20%	4.00%
Canadian Housing Price Index growth	(0.90%)	(9.40%)	(2.50%)
S&P 500 Index growth rate	3.30%	0.10%	(1.40%)
Canadian household debt service ratio	15.70%	15.30%	15.50%
West Texas Intermediate Oil Price	$ 82	$ 80	$ 92
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.90%	2.00%	1.50%
United States Real GDP year-over-year growth	1.70%	1.80%	1.30%
Canadian unemployment rate	5.90%	5.90%	5.90%
United States unemployment rate	4.20%	4.10%	4.20%
Canadian Housing Price Index growth	4.00%	3.20%	1.90%
S&P 500 Index growth rate	5.90%	5.90%	6.00%
Canadian household debt service ratio	14.90%	14.60%	15.10%
West Texas Intermediate Oil Price	$ 78	$ 81	$ 81
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.10%	2.10%	3.90%
United States Real GDP year-over-year growth	2.60%	2.90%	2.90%
Canadian unemployment rate	5.40%	5.40%	4.90%
United States unemployment rate	3.20%	3.30%	3.30%
Canadian Housing Price Index growth	4.10%	(0.30%)	10.10%
S&P 500 Index growth rate	9.30%	6.60%	6.30%
Canadian household debt service ratio	15.10%	14.70%	14.40%
West Texas Intermediate Oil Price	$ 94	$ 101	$ 119
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	2.50%	2.80%
United States Real GDP year-over-year growth	3.10%	3.00%	3.00%
Canadian unemployment rate	5.40%	5.50%	5.60%
United States unemployment rate	3.30%	3.30%	3.30%
Canadian Housing Price Index growth	6.70%	6.30%	6.60%
S&P 500 Index growth rate	10.80%	10.40%	12.10%
Canadian household debt service ratio	14.60%	14.40%	14.50%
West Texas Intermediate Oil Price	$ 105	$ 105	$ 107
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(1.50%)	(1.60%)	(0.60%)
United States Real GDP year-over-year growth	(2.10%)	(3.00%)	(2.10%)
Canadian unemployment rate	6.80%	6.60%	6.00%
United States unemployment rate	5.30%	5.50%	5.60%
Canadian Housing Price Index growth	(8.50%)	(16.80%)	(13.10%)
S&P 500 Index growth rate	(8.80%)	(21.00%)	(13.40%)
Canadian household debt service ratio	16.60%	16.30%	15.90%
West Texas Intermediate Oil Price	$ 68	$ 68	$ 76
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.20%	1.30%	1.00%
United States Real GDP year-over-year growth	0.90%	1.00%	0.40%
Canadian unemployment rate	6.80%	6.90%	6.80%
United States unemployment rate	4.90%	4.90%	5.10%
Canadian Housing Price Index growth	0.50%	(1.20%)	(5.20%)
S&P 500 Index growth rate	(1.50%)	(1.40%)	(1.30%)
Canadian household debt service ratio	15.10%	14.90%	15.20%
West Texas Intermediate Oil Price	$ 59	$ 60	$ 56